Statements of Financial Condition (USD $)	Dec. 31, 2013	Dec. 31, 2012
Trading Equity:
Unrestricted cash	$ 156,238,893	$ 179,658,788
Restricted cash	29,924,799	29,732,655
Total cash	186,163,692	209,391,443
Net unrealized gain on open contracts (MS&Co.)	8,014,894	4,254,515
Total Trading Equity	194,178,586	213,645,958
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	1,722	6,331
Total Assets	194,180,308	213,652,289
LIABILTIES
Redemptions payable	3,710,954	6,066,814
Accrued placement agent fees	547,086	582,310
Accrued brokerage fees (MS&Co.)	324,198	345,073
Accrued management fees	324,198	345,073
Total Liabilities	4,906,436	7,339,270
PARTNERS' CAPITAL
Limited Partners (8,627,682.378 and 10,270,907.385 Units, respectively)	186,979,337	203,933,047
General Partner (105,875.441 and 119,837.441 Units, respectively)	2,294,535	2,379,972
Total Partners' Capital	189,273,872	206,313,019
Total Liabilities and Partners' Capital	$ 194,180,308	$ 213,652,289
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 21.67	$ 19.86